Business combinations and disposals (Tables)	12 Months Ended
Dec. 31, 2018
Business combinations and disposals
Schedule of consideration paid and fair value of assets acquired and liabilities assumed.

$'m
Cash and cash equivalents	11
Property, plant and equipment	702
Intangible assets	1,431
Inventories	294
Trade and other receivables	367
Trade and other payables	(484)
Net deferred tax liability	(162)
Employee benefit obligations	(129)
Provisions	(42)
Total identifiable net assets	1,988
Goodwill	1,004
Total consideration	2,992